Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Leases
Leases

9. Leases

Components of lease expenses are listed below:

	March 31,	March 31,
	2023	2022
Finance lease cost
Amortization of ROU assets	$270,935	$274,800
Interest on lease liabilities	2,725,966	2,627,559
Operating lease costs	590,920	647,217
Total lease costs	$3,587,821	$3,549,576

Future minimum lease payments (principal and interest) on the leases are as follows:

	Operating Leases	Finance Leases
	March 31, 2023	March 31, 2023	Total
2023	$1,890,250	$8,388,953	$10,279,203
2024	2,243,050	11,063,698	13,306,748
2025	2,030,129	11,164,577	13,194,706
2026	1,609,276	11,496,826	13,106,102
2027	1,384,646	11,839,086	13,223,732
Thereafter	1,271,640	185,973,220	187,244,860
Total minimum lease payments	$10,428,991	$239,926,360	$250,355,351
Less discount to net present value	(3,077,902)	(160,377,753)	(163,455,655)
Less liabilities held for sale	(4,527,158)	(70,998,097)	(75,525,255)
Present value of lease liability	$2,823,931	$8,550,510	$11,374,441

The Company has entered into various lease agreements for the use of buildings used in production and retail sales of cannabis products.

On February 24, 2023, the Company signed the fourth amendment to the existing lease agreements for the cultivation and processing facilities in New York. The amendment provides for additional tenant improvements of $4,000,000 and increases base rent by $50,000 a month.

Supplemental cash flow information related to leases:

	March 31,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Lease principal payments	$288,574	$464,214
Non-cash additions to ROU assets	4,054,328	—
Amortization of operating leases	309,747	323,090

Other information about lease amounts recognized in the financial statements:

	March 31,
	2023	2022
Weighted-average remaining lease term (years) – operating leases	4.67	5.42
Weighted-average remaining lease term (years) – finance leases	17.57	19.25
Weighted-average discount rate – operating leases	15.00%	15.00%
Weighted-average discount rate – finance leases	15.33%	15.29%

10. Leases

Components of lease expenses are listed below:

	December 31,	December 31,
	2022	2021
Finance lease cost
Amortization of ROU assets	$1,095,337	$947,177
Interest on lease liabilities	10,637,686	5,206,540
Operating lease costs	2,556,772	2,581,665
Total lease costs	$14,289,795	$8,735,382

Future minimum lease payments (principal and interest) on the leases are as follows:

	Operating Leases	Finance Leases
	December, 2022	December, 2022	Total
2023	$2,534,207	$10,346,743	$12,880,950
2024	2,243,050	10,448,698	12,691,748
2025	2,030,129	10,531,127	12,561,256
2026	1,609,276	10,844,372	12,453,648
2027	1,384,646	11,167,059	12,551,705
Thereafter	1,271,640	174,401,638	175,673,278
Total minimum lease payments	$11,072,948	$227,739,637	$238,812,585
Less discount to net present value	(3,447,503)	(152,606,947)	(156,054,450)
Less liabilities held for sale	(1,319,847)	—	(1,319,847)
Present value of lease liability	$6,305,598	$75,132,690	$81,438,288

The Company has entered into various lease agreements for the use of buildings used in production and retail and wholesale sales of cannabis products.

On October 1, 2022, the Company terminated the existing lease agreements for the cultivation and processing facilities in Arizona. The right of use liability exceeded the right of use asset at the time of termination resulting in a gain on disposal of $184,641. This gain is included in other income on the consolidated statement of net loss and comprehensive loss for the year ended December 31, 2022.

On September 24, 2021, the Company signed a third amendment to the existing lease agreements for the cultivation and processing facilities in New York. Under the terms of the amendment, the term of the lease was extended to September 23, 2041, and provides for additional tenant improvements up to $49,435,000.  The amended agreement for the cultivation and processing facility in New York increased base rent by $492,625. This base rent increase will be phased in over the sixteen months following the amendment date.

Supplemental cash flow information related to leases

	December 31,
	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Lease principal payments	$2,086,444	$1,579,700
Non-cash additions to ROU assets	189,962	60,423,915
Amortization of operating leases	1,321,530	1,243,245

Other information about lease amounts recognized in the financial statements

	December 31,
	2022	2021
Weighted-average remaining lease term (years) – operating leases	4.85	5.53
Weighted-average remaining lease term (years) – finance leases	18.00	19.46
Weighted-average discount rate – operating leases	15.00%	15.00%
Weighted-average discount rate – finance leases	15.26%	15.31%